Current and long-term debt - KEXIM credit facility (Details) $ in Thousands	Jul. 18, 2014 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 vessel	Dec. 31, 2016 vessel	Feb. 28, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,541,678		$ 2,415,326
KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity							$ 429,600
Debt outstanding				$ 15,900
KEXIM Credit Facility | Borrowings refinanced
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				12	5
KEXIM Credit Facility - KEXIM Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity							300,600
KEXIM Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity							$ 129,000
Floating Rate Guaranteed Notes Due 2019 Member - KEXIM Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 125,250
Optional guarantee, term	5 years
2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 21,000
Construction in progress | Newbuilding Program | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels purchased and delivered | vessel						18